UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-08991______

BlackRock High Yield Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock High Yield Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___October 31, 2007
Date of reporting period:__January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock High Yield Trust (BHY)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			LONG-TERM INVESTMENTS—132.1%
			Corporate Bonds—128.6%
			Aerospace & Defense—3.6%
			AAR Corp.,
BB	$ 330		6.875%, 12/15/07	$330,000
NR	350	[2]	Ser. A2, 8.39%, 5/15/11	353,500
B	345		Argo-Tech Corp., 9.25%, 6/01/11	373,462
BB	100	[3]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	103,750
B	450		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	472,500

			DRS Technologies, Inc.,
B	40		6.875%, 11/01/13	39,600
B	100		7.625%, 2/01/18	101,750
BB+	20		L-3 Communications Corp., 5.875%, 1/15/15	18,950
BB	40		Sequa Corp., 9.00%, 8/01/09	42,400
			Total Aerospace & Defense	1,835,912
			Automotive—4.7%
			AutoNation, Inc.,
BB+	90		7.00%, 4/15/14	90,450
BB+	80	[4]	7.36%, 4/15/13	80,600
BB-	20	[3,4]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.874%, 5/15/14	19,850
Caa3	125	[4]	Delco Remy Intl., Inc., 9.36%, 4/15/09	122,500
BB-	330		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	334,950
			Goodyear Tire & Rubber Co.,
B-	10		7.857%, 8/15/11	10,213
B2	225	[3]	8.625%, 12/01/11	236,812
CCC+	150		Keystone Automotive Operations, Inc., 9.75%, 11/01/13	148,125
B-	260		Lear Corp., Ser. B, 8.75%, 12/01/16	259,350
B3	255		Metaldyne Corp., 10.00%, 11/01/13	255,000
B+	250		Rent-A-Center, Inc., 7.50%, 5/01/10	252,500
CCC+	350		Stanadyne Corp., 10.00%, 8/15/14	362,250
B	230	[3]	United Auto Group, Inc., 7.75%, 12/15/16	231,150
			Total Automotive	2,403,750
			Basic Materials—12.6%
B+	265		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	231,212
B+	185		AK Steel Corp., 7.75%, 6/15/12	187,313
B-	205		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	221,912
B	140	[3]	American Pacific Corp., 9.00%, 2/01/15	140,000
B+	55		Bowater Finance Corp., 7.95%, 11/15/11 (Canada)	55,275
B+	130	[4]	Bowater, Inc., 8.36%, 3/15/10	131,300
BB-	175		Cascades, Inc., 7.25%, 2/15/13 (Canada)	175,438
B+	170		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	165,750
BB+	50		Chemtura Corp., 6.875%, 6/01/16	48,500
B-	150		CPG Intl. I, Inc., 10.50%, 7/01/13	156,375
B+	40		Domtar, Inc., 7.125%, 8/15/15 (Canada)	39,500
B+	90		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	90,000
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	50		8.75%, 2/15/09	52,375
BB-	115		10.125%, 9/01/08	121,900
BB-	100		10.625%, 5/01/11	106,000
Baa3	50		Hercules, Inc., 6.60%, 8/01/27	49,875
			Huntsman LLC,
BB-	365		11.625%, 10/15/10	397,850
B	95		12.00%, 7/15/12	107,825
B+	130	[3]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	124,475
B3	545		Innophos, Inc., 8.875%, 8/15/14	562,712
BBB	366		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	408,261
B2	75		Jacuzzi Brands, Inc., 9.625%, 7/01/10	79,688

BlackRock High Yield Trust (BHY) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Basic Materials—(cont'd)
			Lyondell Chemical Co.,
BB-	$ 130		8.00%, 9/15/14	$135,200
BB-	225		8.25%, 9/15/16	238,500
BB+	260		10.50%, 6/01/13	286,975
BB	100		Millennium America, Inc., 9.25%, 6/15/08	103,875
B-	340		Nalco Co., 8.875%, 11/15/13	360,825
			NewPage Corp.,
B2	450		10.00%, 5/01/12	490,500
B3	80		12.00%, 5/01/13	87,200
			Nova Chemicals Corp. (Canada)
BB-	75		6.50%, 1/15/12	70,875
BB-	310	[4]	8.502%, 11/15/13	308,450
CCC+	310	[3]	Pregis Corp., 12.375%, 10/15/13	341,000
B+	153		Rhodia S.A., 10.25%, 6/01/10 (France)	174,420
BB	125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	120,000
BB-	85	[3]	Terra Capital, Inc., 7.00%, 2/01/17	83,831
B-	10	[3]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	10,600
			Total Basic Materials	6,465,787
			Building & Development—1.8%
B2	40	[4]	Ainsworth Lumber Co. Ltd., 9.11%, 10/01/10 (Canada)	33,900
			Goodman Global Holding Co., Inc.,
B-	160		7.875%, 12/15/12	160,800
B1	32	[4]	8.36%, 6/15/12	32,400
BB+	250		K Hovnanian Enterprises, Inc., 6.25%, 1/15/15	235,000
B3	110		Nortek, Inc., 8.50%, 9/01/14	109,450
B3	335		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	335,000
			Total Building & Development	906,550
			Business Equipment & Services—0.2%
Ba2	100	[3]	FTI Consulting, Inc., 7.75%, 10/01/16	103,250
			Commercial Services—0.7%
B2	90		Education Management LLC/Education Management Corp., 8.75%, 6/01/14	94,500
B-	90	[3,4]	NCO Group, Inc., 10.244%, 11/15/13	90,000
B+	145	[3]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	151,344
			Total Commercial Services	335,844
			Consumer Products—6.7%
B3	50		ALH Finance LLC, 8.50%, 1/15/13	50,125
CCC+	265	[4]	Ames True Temper, Inc., 9.36%, 1/15/12	270,300
Caa1	40	[3]	Buffets, Inc., 12.50%, 11/01/14	41,300
B3	165	[3]	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	163,350
B-	190		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	180,500
B-	485		Lazy Days RV Center, Inc., 11.75%, 5/15/12	471,662
B	50	[4]	Levi Strauss & Co., 10.11%, 4/01/12	51,250
CC	380		Merisant Co., 9.50%, 7/15/13	256,500
			Michaels Stores, Inc.,
B2	260	[3]	10.00%, 11/01/14	276,250
Caa1	330	[3]	11.375%, 11/01/16	354,750
B2	95		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	104,025
B3	60	[3,4]	Nutro Products, Inc., 9.40%, 10/15/13	61,950
B	265		Pantry, Inc., 7.75%, 2/15/14	265,663
BB-	100		Quiksilver, Inc., 6.875%, 4/15/15	97,750
BB+	120		Reynolds American, Inc., 7.625%, 6/01/16	126,957
CCC	150		Spectrum Brands, Inc., 7.375%, 2/01/15	130,875
CCC+	65		Swift & Co., 12.50%, 1/01/10	67,763
B	465		United Rentals NA, Inc., 7.00%, 2/15/14	456,862
			Total Consumer Products	3,427,832
			Containers & Packaging—4.0%
			Berry Plastics Holding Corp.,
B2	340	[3]	8.875%, 9/15/14	351,050
B2	100	[3,4]	9.235%, 9/15/14	102,750
B+	85		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	87,975

BlackRock High Yield Trust (BHY) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Containers & Packaging—(cont'd)
			Crown Cork & Seal, Inc.,
B	$ 115		7.375%, 12/15/26	$108,100
B	540		8.00%, 4/15/23	529,200
CCC+	110		Graham Packaging Co., Inc., 8.50%, 10/15/12	111,650
B-	30		Graphic Packaging Intl. Corp., 9.50%, 8/15/13	31,800
B1	270	[3,4]	Impress Holdings BV, 8.585%, 9/15/13 (Netherlands)	270,597
B+	462		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	477,015
			Total Containers & Packaging	2,070,137
			Ecological Services & Equipment—0.5%
BB-	80		Allied Waste NA, Inc., Ser. B, 8.50%, 12/01/08	83,400
Caa1	185		Waste Services, Inc., 9.50%, 4/15/14	192,400
			Total Ecological Services & Equipment	275,800
			Energy—21.0%
B+	133		AES Red Oak LLC, Ser. A, 8.54%, 11/30/19	143,499
B+	100		ANR Pipeline Co., 9.625%, 11/01/21	133,054
B	80		Berry Petroleum Co., 8.25%, 11/01/16	78,800
BB+	141		CE Generation LLC, 7.416%, 12/15/18	148,034
CCC+	100		Chaparral Energy, Inc., 8.50%, 12/01/15	98,750
			Chesapeake Energy Corp.,
BB	90		6.375%, 6/15/15	87,300
BB	250		6.625%, 1/15/16	243,125
BB	20		6.875%, 11/15/20	19,200
Ba3	10		CMS Energy Corp., 7.50%, 1/15/09	10,250
Ba1	40		Colorado Interstate Gas Co., 6.80%, 11/15/15	41,480
Ba3	50		Compagnie Generale de Geophysique S.A., 7.50%, 5/15/15 (France)	50,125
B	115		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	109,825
B	70		Copano Energy LLC, 8.125%, 3/01/16	72,100
B+	30		Denbury Resources, Inc., 7.50%, 12/15/15	30,000
CCC+	260	[2]	East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	249,600
			El Paso Corp.,
B2	60		7.75%, 6/15/10	62,850
B2	250		9.625%, 5/15/12	283,125
B2	215		10.75%, 10/01/10	242,950
Ba1	65		El Paso Natural Gas Co., 7.625%, 8/01/10	67,600
Ba1	488		Elwood Energy LLC, 8.159%, 7/05/26	514,503
			Encore Acquisition Co.,
B	40		6.00%, 7/15/15	36,000
B	30		7.25%, 12/01/17	28,500
B-	370		Exco Resources, Inc., 7.25%, 1/15/11	375,550
B+	65		Frontier Oil Corp., 6.625%, 10/01/11	64,188
BB+	50		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	47,875
B	195		Hanover Compressor Co., 8.625%, 12/15/10	203,288
B	170	[2]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	182,113
BBB-	98		Homer City Funding LLC, 8.734%, 10/01/26	112,290
BB-	5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	4,734
B-	440		KCS Energy, Inc., 7.125%, 4/01/12	420,200
			Midwest Generation LLC,
BB+	95		8.75%, 5/01/34	102,600
Ba2	96		Ser. B, 8.56%, 1/02/16	105,603
			Mirant Americas Generation LLC,
Caa1	350		8.30%, 5/01/11	357,000
Caa1	135		8.50%, 10/01/21	137,025
Caa1	90		9.125%, 5/01/31	96,075
BB-	610		Mission Energy Holdings Co., 13.50%, 7/15/08	668,712
BB-	30		Newfield Exploration Co., 6.625%, 9/01/14	29,475
			NRG Energy, Inc.,
B+	130		7.25%, 2/01/14	130,325
B+	385		7.375%, 2/01/16	385,481
BB	440	[3]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	459,800
B2	345		Orion Power Holdings, Inc., 12.00%, 5/01/10	395,887
BB	210		Pride Intl., Inc., 7.375%, 7/15/14	213,150
B1	185		Range Resources Corp., 7.375%, 7/15/13	187,775

BlackRock High Yield Trust (BHY) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Energy—(cont'd)
			Reliant Energy, Inc.,
B	$ 390		6.75%, 12/15/14	$384,150
B	180		9.25%, 7/15/10	189,000
BB	130	[3]	Sabine Pass LNG LP, 7.50%, 11/30/16	127,725
B+	210	[3]	SemGroup LP, 8.75%, 11/15/15	210,525
BB	40		Sithe Independence Funding, Ser. A, 9.00%, 12/30/13	43,676
B3	315	[3,4]	Stone Energy Corp., 8.11%, 7/15/10	314,606
B3	200	[3]	Targa Resources, Inc., 8.50%, 11/01/13	200,500
Ba1	160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	191,232
			Transcontinental Gas Pipe Line Corp.,
BBB-	65		7.25%, 12/01/26	68,250
BBB-	400		Ser. B, 8.875%, 7/15/12	451,000
BBB-	130		TXU Corp., 6.55%, 11/15/34	119,094
B+	115		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	121,824
B1	495		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	491,288
			Williams Cos., Inc.,
BB+	355		7.625%, 7/15/19	378,962
BB+	75		8.75%, 3/15/32	85,313
			Total Energy	10,806,961
			Entertainment & Leisure—4.7%
			AMC Entertainment, Inc.,
B3	150		9.50%, 2/01/11	150,375
B3	150		11.00%, 2/01/16	169,500
B3	40		Cinemark, Inc., Zero Coupon, 3/15/14	35,300
			Gaylord Entertainment Co.,
B-	280		6.75%, 11/15/14	271,950
B-	40		8.00%, 11/15/13	41,000
CCC+	185	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	197,950
BB	60		MGM Mirage, 6.75%, 9/01/12	59,550
B3	305		Poster Financial Group, Inc., 8.75%, 12/01/11	317,200
B-	185		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	185,000
BB	140		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	140,350
B	100		Station Casinos, Inc., 6.625%, 3/15/18	87,250
Caa1	135	[3]	TDS Investor, 9.875%, 9/01/14	141,075
Caa1	60	[3,4]	Travelport Ltd., 9.994%, 9/01/14	61,275
B	435		Virgin River Casino, 9.00%, 1/15/12	450,225
B+	50		Warner Music Group, Inc., 7.375%, 4/15/14	49,250
BB-	70		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	69,300
			Total Entertainment & Leisure	2,426,550
			Financial Institutions—17.5%
B+	456		AES Ironwood LLC, 8.857%, 11/30/25	508,216
B+	500		AES Red Oak LLC, Ser. B, 9.20%, 11/30/29	555,000
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB+	185		7.125%, 2/15/13	183,150
BB+	300		8.125%, 6/01/11	308,250
B	238		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	262,990
BB	285		Crum & Forster Holdings Corp., 10.375%, 6/15/13	307,800
B+	500	[3]	Dow Jones CDX HY, Ser. 6-T1, 8.625%, 6/29/11	521,875
BB	25		Fairfax Financial Holdings Ltd., 6.875%, 4/15/08 (Canada)	25,063
Ba3	2,500	[3]	First Dominion Funding II, Ser. 1A, 11.614%, 4/25/14 (Cayman Islands)	2,537,500
BB-	110	[4]	Ford Motor Credit Co., 8.11%, 1/13/12	110,452
BB+	60		General Motors Acceptance Corp., 6.875%, 9/15/11	60,892
CCC+	120		iPayment, Inc., 9.75%, 5/15/14	123,600
NR	415	[3,4]	iPayment Investors LP, 11.625%, 7/15/14	419,569
B-	200		K&F Acquisition, Inc., 7.75%, 11/15/14	205,500
			Momentive Performance Materials, Inc.,
B-	175	[3]	9.75%, 12/01/14	179,375
B-	380	[3]	10.125%, 12/01/14	392,350
CCC+	135	[3]	11.50%, 12/01/16	136,350
B+	290	[3]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	299,425

BlackRock High Yield Trust (BHY) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Financial Institutions—(cont'd)
			Rainbow National Services LLC,
B+	$ 310	[3]	8.75%, 9/01/12	$330,150
B+	490	[3]	10.375%, 9/01/14	551,250
B-	540		Standard Aero Holdings, Inc., 8.25%, 9/01/14	548,100
B-	30	[4]	Universal City Florida Holding Co. I/II, 10.11%, 5/01/10	30,975
Aa3	70		Western Financial Bank, 9.625%, 5/15/12	76,070
B3	350	[3]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	347,812
			Total Financial Institutions	9,021,714
			Health Care—3.3%
B-	50		Accellent, Inc., 10.50%, 12/01/13	52,000
			Angiotech Pharmaceuticals, Inc. (Canada)
B2	20	[3]	7.75%, 4/01/14	18,400
Ba3	180	[3,4]	9.103%, 12/01/13	184,500
BB-	100	[3]	Cooper Cos., Inc., 7.125%, 2/15/15	101,000
			Coventry Health Care, Inc.,
BBB-	80		5.875%, 1/15/12	79,312
BBB-	80		6.125%, 1/15/15	79,471
			HealthSouth Corp.,
CCC+	275	[3]	10.75%, 6/15/16	302,156
CCC+	170	[3,4]	11.354%, 6/15/14	186,788
B2	135		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	143,775
			Tenet Healthcare Corp.,
B-	110		6.875%, 11/15/31	86,075
B-	50		9.875%, 7/01/14	50,625
B-	405		Universal Hospital Services, Inc., 10.125%, 11/01/11	430,312
			Total Health Care	1,714,414
			Industrials—3.9%
B2	200	[3]	AGY Holding Corp., 11.00%, 11/15/14	206,250
B	70		Baldor Electric Co., 8.625%, 2/15/17	72,363
B-	195		Concentra Operating Corp., 9.125%, 6/01/12	205,237
B	80		Hexcel Corp., 6.75%, 2/01/15	78,200
B-	85		Park-Ohio Industries, Inc., 8.375%, 11/15/14	81,813
CCC+	50		Polypore, Inc., 8.75%, 5/15/12	51,000
			RBS Global, Inc./Rexnord Corp.,
B3	270	[3]	9.50%, 8/01/14	279,450
CCC+	255	[3]	11.75%, 8/01/16	269,662
B-	510	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	540,600
B+	55		Terex Corp., 7.375%, 1/15/14	56,100
B3	190		Trimas Corp., 9.875%, 6/15/12	190,475
			Total Industrials	2,031,150
			Media—15.7%
			Affinion Group, Inc.,
B2	215		10.125%, 10/15/13	231,125
B-	130		11.50%, 10/15/15	139,750
Caa2	210		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	201,600
B+	175	[4]	Cablevision Systems Corp., Ser. B, 9.87%, 4/01/09	185,500
B2	60		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	62,250
CCC+	60		CBD Media Holdings LLC/CBD Holdings Finance, Inc., 9.25%, 7/15/12	62,400
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	765		10.25%, 9/15/10	794,644
CCC	75		Ser. B, 10.25%, 9/15/10	77,719
B3	290	[3]	CMP Susquehanna Corp., 9.875%, 5/15/14	297,250
BB-	45		CSC Holdings, Inc., Ser. B, 7.625%, 4/01/11	46,350
B	50		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	54,375
BB	125		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	130,781
			Echostar DBS Corp.,
BB-	200		7.00%, 10/01/13	200,250
BB-	260		7.125%, 2/01/16	260,975
B+	325		General Cable Corp., 9.50%, 11/15/10	342,875
B+	320	[3]	Idearc, Inc., 8.00%, 11/15/16	325,600

BlackRock High Yield Trust (BHY) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Media—(cont'd)
CCC+	$ 75	[3]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	$74,250
B1	325		LIN Television Corp., 6.50%, 5/15/13	313,625
B	165		MediaNews Group, Inc., 6.875%, 10/01/13	150,150
B2	290		Network Communications, Inc., 10.75%, 12/01/13	299,063
B3	325		Nexstar Finance, Inc., 7.00%, 1/15/14	310,375
			Nielsen Finance LLC/Nielsen Finance Co.,
CCC+	170	[3]	Zero Coupon, 8/01/16	119,213
B3	445	[3]	10.00%, 8/01/14	485,050
B1	125	[3,4]	Paxson Communications Corp., 8.61%, 1/15/12	128,750
			Primedia, Inc.,
B2	605		8.00%, 5/15/13	582,312
B2	120		8.875%, 5/15/11	121,800
B	1,035		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	1,084,162
			Vertis, Inc.,
B1	280		9.75%, 4/01/09	286,650
Caa1	145		Ser. B, 10.875%, 6/15/09	147,175
Caa1	595		Young Broadcasting, Inc., 10.00%, 3/01/11	586,075
			Total Media	8,102,094
			Technology—7.6%
BB-	30		Advanced Micro Devices, Inc., 7.75%, 11/01/12	30,675
CCC+	40		Amkor Technology, Inc., 7.75%, 5/15/13	37,700
B+	350		Celestica, Inc., 7.625%, 7/01/13 (Canada)	332,937
B+	90	[3,4]	Conexant Systems, Inc., 9.126%, 11/15/10	92,025
			Freescale Semiconductor, Inc.,
B	815	[3]	9.125%, 12/15/14	809,906
B1	80	[3,4]	9.244%, 12/15/14	79,600
B+	60	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	66,600
B+	480	[3]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	496,200
CCC+	80	[3]	Open Solutions, Inc., 9.75%, 2/01/15	81,900
B	100		Sanmina-SCI Corp., 8.125%, 3/01/16	95,250
B-	100	[3]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	98,250
BB	105		STATS ChipPAC Ltd., 6.75%, 11/15/11 (Singapore)	103,950
			SunGard Data Systems, Inc.,
B-	85		9.125%, 8/15/13	89,463
B-	240	[4]	9.973%, 8/15/13	250,200
B-	465		10.25%, 8/15/15	499,875
B	305		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	311,863
Caa1	105	[3]	UGS Capital Corp. II, 10.348%, 6/01/11	107,147
B3	305		UGS Corp., 10.00%, 6/01/12	333,975
			Total Technology	3,917,516
			Telecommunications—17.3%
NR	2,000	[5]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	140,000
A	182		AT&T Corp., 8.05%, 11/15/11	196,705
B+	455		Centennial Communications Corp., 8.125%, 2/01/14	468,081
BB-	405		Cincinnati Bell, Inc., 7.25%, 7/15/13	421,200
CCC	215	[3]	Cricket Communications, Inc., 9.375%, 11/01/14	227,094
BB-	260		Dobson Cellular Systems, Inc., 8.375%, 11/01/11	274,625
B3	100	[4]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	102,750
B	40		Intelsat Intermediate Holding Co. Ltd., Zero Coupon, 2/01/15 (Bermuda)	32,400
			Intelsat Ltd., (Bermuda)
B	640	[3,4]	8.872%, 1/15/15	651,040
BB-	150	[3]	9.25%, 6/15/16	164,625
B	70	[3]	11.25%, 6/15/16	79,100
B	320	[3,4]	11.354%, 6/15/13	341,600
			Intelsat Subsidiary Holding Co. Ltd., (Bermuda)
BB-	245		8.625%, 1/15/15	260,619
BB-	100	[4]	10.252%, 1/15/12	101,000
			Lucent Technologies, Inc.,
Ba3	115		6.45%, 3/15/29	104,650
Ba3	112		6.50%, 1/15/28	101,920
CCC	260	[3]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	270,400
B+	445	[3]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	478,375
B-	205		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	180,400

BlackRock High Yield Trust (BHY) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Telecommunications—(cont'd)
			Nortel Networks Ltd. (Canada)
B-	$ 245	[3,4]	9.61%, 7/15/11	$260,312
B-	95	[3]	10.125%, 7/15/13	104,025
			PanAmSat Corp.,
BB	210		6.875%, 1/15/28	193,200
B	270		9.00%, 8/15/14	290,925
B	320	[3]	9.00%, 6/15/16	348,400
NR	380	[3,4]	ProtoStar I Ltd., 12.50%, 10/15/12 (Bermuda)	391,400
			Qwest Corp.,
BBB-	600		7.875%, 9/01/11	637,500
BBB-	230	[4]	8.61%, 6/15/13	250,700
BBB-	125		9.125%, 3/15/12	138,750
			Rogers Wireless, Inc. (Canada)
BB+	35		7.25%, 12/15/12	36,838
BB	395		8.00%, 12/15/12	415,737
B-	415	[3]	West Corp., 11.00%, 10/15/16	429,525
BB	375	[3]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	432,187
			Windstream Corp.,
BB+	200		8.125%, 8/01/13	215,250
BB+	145		8.625%, 8/01/16	158,231
			Total Telecommunications	8,899,564
			Transportation—2.8%
BB-	95		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	96,544
B-	60	[2]	Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	57,000
B1	170		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	165,537
B3	430		Horizon Lines LLC, 9.00%, 11/01/12	452,575
B	320	[2]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	325,600
BB+	350		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	353,500
			Total Transportation	1,450,756
			Total Corporate Bonds	66,195,581
			Asset-Backed Security—1.7%
Caa2	2,000	[3]	Zais Investment Grade Ltd., Class C, 9.95%, 9/23/14 (Cayman Islands)	890,000
			Bank Loans—1.1%
	325		Affinion Group, Inc., TBD, 3/01/12	325,406
	250		Verso Paper Finance Holdings LLC, LIBOR + 6.25%, 2/01/13	250,000
			Total Bank Loans	575,406
	Shares
			Common Stocks—0.6%
	4,737	[2,6]	Critical Care Systems Intl., Inc.	37,896
	68,358	[6]	Globix Corp.	295,306
	14,992	[2,6]	Mattress Discounters Corp.	—
			Total Common Stocks	333,202
			Preferred Stock—0.1%
	40,000		Superior Essex Holding Corp., Ser. A, 9.50%	32,800

BlackRock High Yield Trust (BHY) (continued)
(Percentage of Net Assets)

Units
(000)		Description	Value
		Warrants—0.0%
1	[3,6,7]	Mattress Discounters Corp., expires 7/15/07, strike price $0.01, 4.85 shares for 1 warrant	$—
54	[6,7]	Neon Communications, Inc., expires 12/02/12	1
1	[3,6,7]	PF. Net Communications, Inc., expires 5/15/10, strike price $0.01, 36.87243 shares for 1 warrant	—
		Total Warrants	1
		Total Long-Term Investments (cost $70,157,801)	68,026,990
Principal
Amount
(000)
		SHORT-TERM INVESTMENT—5.8%
		U.S. Government and Agency Discount Note—5.8%
$ 3,000	[8]	Federal Home Loan Bank Discount Notes, 4.951%, 2/01/07 (cost $3,000,000)	3,000,000
		Total Investments—137.9% (cost $73,157,8019)	$71,026,990
		Liabilities in excess of other assets (including $20,250,000 in loan payable)—(37.9)%	(19,524,974)

		Net Assets—100%	$51,502,016

[1]	Using the highest of Standard & Poor's, Moody's Investor Service or Fitch's Ratings.

[2]	Security is fair valued.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 42.1% of its net assets, with a current market value of $21,670,514, in securities restricted as to resale.

[4]	Variable rate security. Rate shown is interest rate as of January 31, 2007.

[5]	Issuer is in default and/or bankruptcy.

[6]	Non-income producing security.

[7]	Illiquid security. As of January 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $1, in these securities.

[8]	Rate shown is the yield to maturity as of the date of purchase.

[9]

Cost for federal income tax purposes is $73,187,524. The net unrealized depreciation on a tax basis is $2,160,534, consisting of $1,983,869 gross unrealized appreciation and $4,144,403 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
LIBOR	— London Interbank Offered Rate
TBD	— To Be Determined

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock High Yield Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007